Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 6,289	$ 5,987
Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	194	175
Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	26	29
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	50	52
Net interest expense (income)	(44)	(40)
Administrative expense	5	6
Defined benefit pension expense	11	18
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	183	157
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	9	8
Net interest expense (income)	20	19
Remeasurements of other long-term benefits	(3)	2
Defined benefit pension expense	$ 26	$ 29